Note 12 - Subsequent Events (Details Textual) - USD ($)				1 Months Ended
	Sep. 29, 2026	Sep. 23, 2026	Jul. 27, 2026	Sep. 30, 2026	Sep. 11, 2026	Jul. 06, 2026	Jun. 30, 2026	Nov. 03, 2025
Contractual Obligation							$ 131,500,000
Forecast [Member] | At-the-market (ATM) [Member]
Sale of Stock, Aggregate Offering Price					$ 20,000,000
Stock Issued During Period, Shares, New Issues				150,263
Proceeds from Issuance of Common Stock				$ 9,920,000
Kamsarmax Two Shipping Ltd [Member] | Forecast [Member]
Repayments of Debt		$ 11,100,000
CrediaBank SA [Member] | Aristeidis Shipping Loan to Finance Hull No XY164 [Member]
Debt Instrument, Face Amount								$ 26,900,000
Alpha Bank S.A. [Member] | Forecast [Member]
Proceeds from Issuance of Debt	$ 19,000,000
Debt Instrument, Face Amount	19,000,000
Debt Instrument, Periodic Payment	350,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 12,000,000
Debt Instrument, Basis Spread on Variable Rate	1.50%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	Secured Overnight Financing Rate (SOFR) [Member]
Subsequent Event [Member] | CrediaBank SA [Member] | Aristeidis Shipping Loan to Finance Hull No XY164 [Member]
Proceeds from Issuance of Debt			$ 3,600,000
Subsequent Event [Member] | One Kamsarmax Bulk Carrier [Member]
Contractual Obligation						$ 37,000,000